Federated Hermes Corporate Bond Strategy Portfolio
(formerly, Federated Corporate Bond Strategy Portfolio)
Portfolio of Investments
September 30, 2020 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—92.5%
		Basic Industry - Chemicals—0.7%
$ 90,000		Albemarle Corp., 4.150%, 12/1/2024	$98,148
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	98,910
110,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	110,575
200,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	234,693
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	362,933
		TOTAL	905,259
		Basic Industry - Metals & Mining—1.2%
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	284,579
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	41,426
250,000		Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, 144A, 4.875%, 10/7/2020	249,790
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	243,603
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	359,279
170,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	199,249
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	118,761
		TOTAL	1,496,687
		Basic Industry - Paper—0.5%
150,000		International Paper Co., Sr. Unsecd. Note, 3.000%, 2/15/2027	166,066
300,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	366,247
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	145,876
		TOTAL	678,189
		Capital Goods - Aerospace & Defense—3.8%
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	259,924
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	201,478
800,000	[1]	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	774,271
745,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	674,071
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	346,140
100,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	100,814
170,000		Hexcel Corp., Sr. Unsecd. Note, 3.950%, 2/15/2027	183,687
240,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	263,003
125,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	139,034
350,000		Leidos, Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	410,182
740,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	832,122
136,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 2.015% (3-month USLIBOR +1.735%), 2/15/2042	94,071
370,000		Textron Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	367,266
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	54,425
		TOTAL	4,700,488
		Capital Goods - Building Materials—0.6%
100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	109,611
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	132,614
220,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	239,514
170,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	198,827
		TOTAL	680,566
		Capital Goods - Construction Machinery—0.4%
480,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	519,460

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—4.1%
$1,900,000	[1]	General Electric Co., Sr. Unsecd. Note, 3.375%, 3/11/2024	$2,040,184
325,000		General Electric Co., Sr. Unsecd. Note, 3.625%, 5/1/2030	337,973
415,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	415,104
155,000		Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	166,743
110,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	121,331
60,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	68,192
245,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	292,698
600,000		United Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	711,023
350,000		United Technologies Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	419,523
160,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	168,825
285,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	302,768
		TOTAL	5,044,364
		Capital Goods - Packaging—0.7%
180,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	197,441
80,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	88,558
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	285,662
120,000		WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	128,223
150,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	172,380
		TOTAL	872,264
		Communications - Cable & Satellite—1.6%
440,000		CCO Safari II LLC, 6.484%, 10/23/2045	587,749
380,000		Charter Communications Operating LLC, 5.375%, 5/1/2047	451,010
300,000		Charter Communications, Inc., 4.200%, 3/15/2028	341,081
165,000		Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	183,680
300,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	363,996
		TOTAL	1,927,516
		Communications - Media & Entertainment—2.8%
500,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	573,000
135,000		Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	162,010
375,000		Fox Corp., Sr. Unsecd. Note, Series WI, 5.576%, 1/25/2049	519,856
250,000		Grupo Televisa S.A., 6.625%, 3/18/2025	301,661
250,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	283,526
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.000%, 3/15/2022	73,062
200,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.650%, 11/1/2024	220,230
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	351,390
200,000		ViacomCBS Inc., Sr. Unsecd. Note, 4.900%, 8/15/2044	227,847
190,000		ViacomCBS Inc., Sr. Unsecd. Note, Series WI, 3.700%, 6/1/2028	211,244
200,000		ViacomCBS, Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	219,093
225,000		ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	269,726
		TOTAL	3,412,645
		Communications - Telecom Wireless—3.7%
300,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	303,686
250,000		American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	286,915
100,000		American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	114,227
200,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	226,298
280,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	345,624
400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	458,499
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	263,476
300,000		TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	323,380
600,000		T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	682,968

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 415,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	$499,591
230,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	262,382
580,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	748,938
	TOTAL	4,515,984
	Communications - Telecom Wirelines—6.3%
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	316,892
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	304,451
255,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	260,391
750,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	871,345
500,000	AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	592,888
500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	587,702
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	518,882
245,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	350,353
545,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	716,262
225,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	229,166
180,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	214,123
240,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	298,761
40,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	57,487
30,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	37,051
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	885,927
390,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	482,585
210,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	276,064
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	742,277
	TOTAL	7,742,607
	Consumer Cyclical - Automotive—2.8%
470,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	494,381
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	200,360
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	249,494
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.350%, 11/1/2022	246,590
200,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	215,275
455,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	490,779
110,000	General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	135,810
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	272,189
300,000	General Motors Financial Co., Inc., Unsecd. Note, 3.500%, 11/7/2024	315,457
180,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	180,186
235,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	241,523
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	207,523
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	219,966
	TOTAL	3,469,533
	Consumer Cyclical - Retailers—4.5%
150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	149,626
300,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	338,489
400,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	440,610
130,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	144,651
130,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	154,089
55,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	60,238
345,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	409,729
50,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	56,430
880,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,122,721
520,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	656,562

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$ 300,000		Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	$351,870
310,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	357,391
450,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	484,188
335,000		O’Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	335,504
260,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	257,395
160,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	192,565
		TOTAL	5,512,058
		Consumer Cyclical - Services—0.9%
235,000		Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	281,503
350,000		Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	352,708
450,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	536,159
		TOTAL	1,170,370
		Consumer Non-Cyclical - Food/Beverage—6.4%
1,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	1,243,427
100,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	123,129
300,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.350%, 6/1/2040	351,461
500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	583,525
500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	608,631
125,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	130,846
250,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	336,292
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	229,032
365,000		General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	464,946
80,000		General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	109,351
200,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	217,816
300,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	314,186
150,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	190,265
250,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	262,296
220,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	253,640
250,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	336,674
250,000	[1]	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	281,348
140,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	140,904
150,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	151,793
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	328,265
300,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	336,592
200,000		Tyson Foods, Inc., 3.950%, 8/15/2024	222,848
585,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	661,927
		TOTAL	7,879,194
		Consumer Non-Cyclical - Health Care—2.1%
165,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	169,493
155,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	167,503
120,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	125,633
220,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	238,251
55,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	60,825
300,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	370,876
204,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	252,321
295,000		Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	288,280
125,000		Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	136,028
40,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	42,067
550,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	611,540

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$ 85,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	$96,902
		TOTAL	2,559,719
		Consumer Non-Cyclical - Pharmaceuticals—4.5%
955,000		AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	1,054,155
1,060,000		AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	1,258,629
750,000		Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	796,373
300,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	309,466
500,000		AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	589,677
590,000		Royalty Pharma PLC, Sr. Unsecd. Note, 144A, 1.750%, 9/2/2027	590,444
52,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	52,948
375,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	380,748
500,000		Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	518,725
		TOTAL	5,551,165
		Consumer Non-Cyclical - Supermarkets—0.4%
300,000		Kroger Co., Bond, 6.900%, 4/15/2038	440,701
		Consumer Non-Cyclical - Tobacco—1.5%
200,000		Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	237,511
500,000		Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	672,393
200,000		Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	214,418
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	365,154
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	388,787
		TOTAL	1,878,263
		Energy - Independent—1.6%
250,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.050%, 7/15/2025	255,332
590,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	633,558
390,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	393,201
175,000	[1]	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	181,213
500,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	513,725
		TOTAL	1,977,029
		Energy - Integrated—1.0%
250,000		Husky Energy, Inc., 4.000%, 4/15/2024	265,562
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	250,576
100,000		Petro-Canada, Bond, 5.350%, 7/15/2033	117,503
130,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	121,416
470,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	493,004
		TOTAL	1,248,061
		Energy - Midstream—5.8%
130,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	127,605
400,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	436,245
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	115,441
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	130,509
600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	640,271
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	232,567
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	251,099
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	198,050
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	213,093
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	569,425
400,000		Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	442,827
495,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	607,327
300,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	340,831

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	$341,705
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	436,714
200,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	203,208
80,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	90,028
500,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	475,313
290,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	311,126
200,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	205,906
290,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	317,418
400,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	428,213
	TOTAL	7,114,921
	Energy - Refining—1.0%
200,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	214,404
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	182,983
190,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	226,096
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	153,859
400,000	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	446,390
	TOTAL	1,223,732
	Financial Institution - Banking—7.1%
410,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	437,250
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	222,322
300,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	344,626
800,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	891,516
500,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.750%, 3/9/2027	555,704
255,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	277,778
480,000	Citigroup, Inc., 4.125%, 7/25/2028	552,519
250,000	Citigroup, Inc., 5.500%, 9/13/2025	295,982
750,000	Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	825,935
580,000	Citizens Financial Group, Inc., Sub. Note, 144A, 2.638%, 9/30/2032	579,353
200,000	Comerica, Inc., 3.800%, 7/22/2026	220,770
200,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	214,681
120,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	130,910
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	232,896
245,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	247,448
900,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	1,023,658
395,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	413,333
40,000	Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	40,531
450,000	Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	528,444
175,000	Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	189,221
250,000	Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	253,115
200,000	Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	224,584
	TOTAL	8,702,576
	Financial Institution - Broker/Asset Mgr/Exchange—0.8%
175,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	173,194
200,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	243,529
300,000	Stifel Financial Corp., 4.250%, 7/18/2024	337,413
200,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	221,507
	TOTAL	975,643
	Financial Institution - Finance Companies—1.0%
500,000	Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	588,924

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Finance Companies—continued
$ 650,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	$688,473
	TOTAL	1,277,397
	Financial Institution - Insurance - Health—1.2%
500,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	542,220
500,000	CIGNA Corp., Sr. Unsecd. Note, 4.125%, 11/15/2025	573,831
250,000	CIGNA Corp., Sr. Unsecd. Note, 4.900%, 12/15/2048	326,329
	TOTAL	1,442,380
	Financial Institution - Insurance - Life—1.4%
300,000	American International Group, Inc., 4.500%, 7/16/2044	352,532
255,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	283,150
100,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	114,771
75,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	114,768
110,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	161,378
400,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	432,653
100,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	162,804
50,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	71,564
	TOTAL	1,693,620
	Financial Institution - Insurance - P&C—1.0%
500,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	574,409
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	166,514
13,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	14,221
412,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	498,666
	TOTAL	1,253,810
	Financial Institution - REIT - Apartment—0.9%
160,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	180,793
150,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	163,232
160,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	157,938
100,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	104,649
80,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	86,601
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	221,320
250,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	249,053
	TOTAL	1,163,586
	Financial Institution - REIT - Healthcare—1.2%
375,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	367,954
245,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	263,819
300,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	312,869
500,000	Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	567,038
	TOTAL	1,511,680
	Financial Institution - REIT - Office—0.5%
65,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	63,671
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	102,522
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	115,184
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	315,381
	TOTAL	596,758
	Financial Institution - REIT - Other—0.6%
160,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	196,279
175,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	189,339
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	332,786
	TOTAL	718,404

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—1.3%
$ 140,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	$149,764
80,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	84,260
290,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	316,699
300,000		Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	329,752
170,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	190,304
460,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	442,209
45,000	[1]	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	45,297
		TOTAL	1,558,285
		Technology—6.0%
1,380,000		Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	1,545,777
200,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	224,998
250,000		Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	270,482
840,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	987,713
205,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	219,044
250,000		Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	270,661
100,000		Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.600%, 8/15/2021	102,668
200,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	237,901
90,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	105,929
375,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	427,913
285,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	311,243
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	101,589
70,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	74,828
450,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	508,696
155,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	185,879
450,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	502,087
200,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	232,013
350,000		Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	364,153
160,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	187,361
80,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	93,493
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	176,916
220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	234,587
		TOTAL	7,365,931
		Transportation - Airlines—0.3%
140,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	149,628
175,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	192,974
		TOTAL	342,602
		Transportation - Railroads—1.2%
100,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	148,283
105,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	109,639
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.450%, 3/15/2023	216,437
305,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	313,860
200,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	222,621
490,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	528,588
		TOTAL	1,539,428
		Transportation - Services—1.8%
330,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	431,790
200,000		FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	222,472
550,000		FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	635,740
400,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	445,348
220,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	237,657

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	$212,217
	TOTAL	2,185,224
	Utility - Electric—5.3%
130,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	141,161
80,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	90,374
95,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	99,430
200,000	Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	299,383
170,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	176,193
195,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	209,766
130,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	153,308
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	259,927
500,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	497,720
300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	327,345
390,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	470,582
290,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	336,166
200,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	245,506
100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	112,811
95,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	121,389
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	211,504
242,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	264,771
290,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	313,721
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	225,681
300,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	349,311
100,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	124,109
250,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	273,297
200,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	219,818
200,000	PPL WEM Holdings PLC, Sr. Unsecd. Note, 144A, 5.375%, 5/1/2021	202,901
800,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	803,126
	TOTAL	6,529,300
	Utility - Natural Gas—1.9%
50,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	55,150
65,000	Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	75,944
300,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	359,544
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	95,449
300,000	Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	319,376
200,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	207,664
130,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	133,387
90,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	93,187
200,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	218,528
300,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	330,191
200,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	216,720
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	276,067
	TOTAL	2,381,207
	Utility - Natural Gas Distributor—0.1%
110,000	The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	114,822
	TOTAL CORPORATE BONDS (IDENTIFIED COST $101,787,693)	113,873,428
	FOREIGN GOVERNMENTS/AGENCIES—4.2%
	Sovereign—4.2%
400,000	Colombia, Government of, Sr. Unsecd. Note, 3.000%, 1/30/2030	406,400

Principal Amount or Shares		Value
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 450,000	Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	$485,329
855,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	959,293
700,000	Mexico, Government of, 3.750%, 1/11/2028	752,591
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	218,200
206,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	277,585
800,000	Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	816,408
300,000	Mexico, Government of, Sr. Unsecd. Note, 3.600%, 1/30/2025	322,698
300,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 1/31/2050	316,500
250,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	279,875
190,000	Peru, Government of, 6.550%, 3/14/2037	287,138
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $4,718,472)	5,122,017
	REPURCHASE AGREEMENT—4.0%
4,848,000	Bank of America N.A., 0.090%, dated 10/15/2020, due 10/16/2020 (IDENTIFIED COST $4,848,000)	4,848,000
	INVESTMENT COMPANY—1.0%
1,264,565	Federated Hermes Government Obligations Fund, Premier Shares, 0.04%[3] (IDENTIFIED COST $1,264,565)	1,264,565
	TOTAL INVESTMENT IN SECURITIES—101.7% (IDENTIFIED COST $112,618,730)	125,108,010
	OTHER ASSETS AND LIABILITIES - NET—(1.7)%[4]	(2,037,588)
	TOTAL NET ASSETS—100%	$123,070,422
At September 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[5]United States Treasury Notes 10-Year Ultra Long Futures	20	$3,198,438	December 2020	$9,953
[5]United States Treasury Notes 2-Year Long Futures	75	$16,572,070	December 2020	$6,270
Short Future:
[5]United States Treasury Notes 10-Year Short Futures	40	$5,581,250	December 2020	$(23,843)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(7,620)
The average notional value of long and short futures contracts held by the Fund throughout the period was $17,423,938 and $6,203,984, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended September 30, 2020, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2019	$3,660,975
Purchases at Cost	$23,187,718
Proceeds from Sales	$(25,584,128)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 9/30/2020	$1,264,565
Shares Held as of 9/30/2020	1,264,565
Dividend Income	N/A

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$113,873,428	$—	$113,873,428
Foreign Governments/Agencies	—	5,122,017	—	5,122,017
Repurchase Agreement	—	4,848,000	—	4,848,000
Investment Company	1,264,565	—	—	1,264,565
TOTAL SECURITIES	$1,264,565	$123,843,445	$—	$125,108,010
Other Financial Instruments:[1]
Assets	$16,223	$—	$—	$16,223
Liabilities	(23,843)	—	—	(23,843)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(7,620)	$—	$—	$(7,620)

[1]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust